Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
    The Company is a clinical research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

    The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

    The Company operates as one business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.

    Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.
    Given ICON Clinical Research Limited's ("ICON Ireland") role in the development and management of the Group, it's ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the Group, plus the responsibility for maintaining the Group's global network, ICON Ireland acts as the Group entrepreneur and enters into the majority of the Group's customer contracts. As such, ICON Ireland remunerates most of the other operating entities ("cost plus service providers") in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories.

    The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

    Under this method, the residual operating profits (or losses) of the Group, once the cost plus service providers have been paid their respective intercompany service fee, are retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

    The Company's areas of operation outside of Ireland include the United States, United Kingdom, Austria, Belgium, Bulgaria, Czech Republic, France, Germany, Hungary, Italy, Latvia, Poland, Portugal, Romania, Russia, Serbia, Spain, Sweden, The Netherlands, Turkey, Ukraine, Canada, Argentina, Brazil, Chile, Colombia, Mexico, Peru, China (including Hong Kong), India, Israel, Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand and South Africa.

    There have been no changes to the basis of segmentation or the measurement basis for the segment results since the prior year.

    Reportable segment information at December 31, 2020 and December 31, 2019 and for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,181,292	$1,252,834	$1,066,200
Rest of Europe	416,884	388,916	379,883
U.S.	925,563	892,497	894,978
Other	273,549	271,592	254,716
Total	$2,797,288	$2,805,839	$2,595,777

b) The distribution of income from operations, including restructuring, by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$276,478	$314,287	$257,089
Rest of Europe	35,765	37,997	36,280
U.S.	58,018	60,272	58,561
Other	21,239	20,850	21,427
Total	$391,500	$433,406	$373,357
c) The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$295,360	$314,287	$269,196
Rest of Europe	35,402	37,997	36,904
U.S.	57,680	60,272	58,340
Other	21,147	20,850	21,407
Total	$409,589	$433,406	$385,847

d) The distribution of long-lived assets (including operating right-of-use assets (year ended December 31, 2020 and 2019)), net, by geographical area was as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$118,361	$110,522
Rest of Europe	36,723	41,970
U.S.	65,152	72,578
Other	38,668	44,994
Total	$258,904	$270,064

e) The distribution of depreciation, amortization and reduction in carrying value of operating right-of-use assets (year ended December 31, 2020 and 2019 only) by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$33,516	$30,635	$34,721
Rest of Europe	18,569	14,370	5,331
U.S.	36,060	33,922	21,605
Other	11,872	12,995	4,259
Total	$100,017	$91,922	$65,916

f) The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$1,675,980	$1,323,181
Rest of Europe	671,218	660,797
U.S.	909,202	755,271
Other	179,206	168,263
Total	$3,435,606	$2,907,512
g) The distribution of capital expenditures (including operating right-of-use assets (year ended December 31, 2020 and 2019 only)) by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$29,309	$32,526	$30,942
Rest of Europe	9,298	13,971	2,590
U.S.	14,347	18,638	9,311
Other	10,201	15,010	5,554
Total	$63,155	$80,145	$48,397

h) The following table sets forth the clients which represented 10% or more of the Company's revenue in each of the periods set out below.

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Client A	12%	12%	14%
Client B	<10%	10%	<10%

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,620	$3,674	$2,620
Rest of Europe	570	2,242	1,750
U.S.	22	111	17
Other	512	832	372
Total	$2,724	$6,859	$4,759

j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$30,616	$38,788	$29,096
Rest of Europe	4,609	4,234	(434)
U.S.	7,600	1,571	3,761
Other	5,050	6,540	9,535
Total	$47,875	$51,133	$41,958